Commitments (Details) - item	Sep. 30, 2018	Dec. 31, 2017	Oct. 14, 2016
Registration Rights
Maximum number of demands	3	3
IPO
Underwriting Agreement
Underwriting discount		2.00%	2.00%
Deferred underwriting discount		3.50%
Over-Allotment Option
Underwriting Agreement
Underwriting discount		2.00%	2.00%
Deferred underwriting discount		3.50%